Sale Leaseback (Details Textual)	1 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2016 CNY (¥)
Sale Leaseback (Textual)
Interest expense			$ 14,858	$ 0
Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback			$ 3,591,180
Sale Leaseback Arrangement [Member]
Sale Leaseback (Textual)
Security deposit	$ 723,206	¥ 5,022,500
One-time processing fee	22,998	¥ 159,716
Recognized deferred gain	$ 179,100				¥ 1,243,810
Sale leaseback transaction, lease terms	On this transaction, which will be amortized over 24 months as an income.	On this transaction, which will be amortized over 24 months as an income.	The minimum payments for the remaining lease term of 23 months from December 31, 2016 to November 3, 2018.
Unrecognized financing charge	$ 176,133	¥ 1,223,203
Sale Leaseback Arrangement [Member] | Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback	3,616,030				¥ 25,112,500
Total lease payment	$ 3,767,299	¥ 26,163,022
Sale leaseback transaction, lease terms	Subsequently leased back the machinery for 24 months.	Subsequently leased back the machinery for 24 months.